Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk [member] € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 EUR (€)
Disclosure of Risks [line items]
Financial assets	$ 875,005			$ 751,289		€ 463,194		€ 333,117
Financial liabilities	(2,158,758)			(1,676,261)		(1,337,026)	¥ (324,316)	(1,276,292)
Net exposure	(201,717)	€ (62,665)	¥ (121,716)	62,039	€ (194,525)
Other noncurrent assets [member]
Disclosure of Risks [line items]
Financial assets	222			72		11		2,681
Financial assets at fair value through other comprehensive income [member]
Disclosure of Risks [line items]
Financial assets | €						7,043
Due from related parties-short term [member]
Disclosure of Risks [line items]
Financial assets	1,965			571		223		407
Trade receivables and contract assets [member]
Disclosure of Risks [line items]
Financial assets	15,786					52,140
Other current assets [member]
Disclosure of Risks [line items]
Financial assets	70,710			43,039		18,977		35,049
Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets	786,322			688,717		384,800		237,697
Loans and borrowings-long term [member]
Disclosure of Risks [line items]
Financial liabilities	(481,438)			(557,180)		(748,142)	(224,519)	(960,629)
Debt securities issued-non-current [member]
Disclosure of Risks [line items]
Financial liabilities	(921,102)			(469,387)
Lease Obligations [member]
Disclosure of Risks [line items]
Financial liabilities	(4,719)					(24,068)
Other non current liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(68,107)			(85,816)
Loans and borrowings-short term [member]
Disclosure of Risks [line items]
Financial liabilities	(390,876)			(206,535)		(523,595)	(29,244)	(285,827)
debt securities issued-current [member]
Disclosure of Risks [line items]
Financial liabilities	(55,074)			(27,848)
Rent lease obligations current [member]
Disclosure of Risks [line items]
Financial liabilities	(2,951)					(8,223)
Trade and other payables-current [member]
Disclosure of Risks [line items]
Financial liabilities	(233,805)			(328,323)		(32,946)	¥ (70,553)	(29,442)
Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	(686)			(1,172)		€ (52)		(394)
Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Net exposure	$ 1,082,036	€ 811,167	¥ 202,600	937,011	€ 748,650
Trade receivables and accrued income [member]
Disclosure of Risks [line items]
Financial assets				18,890				€ 57,283
Currency forward contracts [member]
Disclosure of Risks [line items]
Net exposure				$ 50,000